UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Growth Fund

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Health Care - 15.5%
Biotechnology - 3.5%
Celgene Corp. (a)	13,400	$594,960
CSL Ltd./Australia	10,583	239,140
Gilead Sciences, Inc. (a)	14,500	671,640

		1,505,740

Health Care Equipment & Supplies - 5.1%
Alcon, Inc.	5,350	486,369
Baxter International, Inc.	12,000	614,640
Becton Dickinson & Co.	8,400	564,816
Covidien Ltd.	17,400	578,376

		2,244,201

Health Care Providers & Services - 1.7%
Fresenius Medical Care AG & Co. KGaA	6,374	247,340
Medco Health Solutions, Inc. (a)	11,700	483,678

		731,018

Pharmaceuticals - 5.2%
Abbott Laboratories	8,800	419,760
Roche Holding AG	5,700	782,326
Schering-Plough Corp.	23,700	558,135
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	11,500	518,075

		2,278,296

		6,759,255

Information Technology - 15.3%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	29,196	489,617
Corning, Inc.	12,800	169,856
Juniper Networks, Inc. (a)	5,600	84,336
QUALCOMM, Inc.	9,600	373,536
Tandberg ASA	7,720	113,474

		1,230,819

Computers & Peripherals - 2.3%
EMC Corp. (a)	17,400	198,360
Hewlett-Packard Co.	12,600	403,956
International Business Machines Corp.	3,000	290,670
NetApp, Inc. (a)	8,000	118,720

		1,011,706

Electronic Equipment, Instruments & Components - 1.3%
AU Optronics Corp. (Sponsored)(ADR)	11,500	96,485

FUJIFILM Holdings Corp.	5,000	110,057
HON HAI Precision Industry Co. Ltd.	42,750	96,735
Keyence Corp.	650	122,971
Murata Manufacturing Co. Ltd.	3,600	139,671

		565,919

Internet Software & Services - 0.9%
Google, Inc.-Class A (a)	974	339,010
Tencent Holdings Ltd.	8,400	62,157

		401,167

IT Services - 1.2%
Accenture Ltd.-Class A	3,400	93,466
Cap Gemini SA	4,818	154,846
Cognizant Technology Solutions Corp.-Class A (a)	5,400	112,266
Visa, Inc.-Class A	2,900	161,240

		521,818

Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	6,300	110,565
Analog Devices, Inc.	7,400	142,598
ASML Holding NV	6,291	110,772
Broadcom Corp.-Class A (a)	7,000	139,860
Intel Corp.	29,200	439,460
KLA-Tencor Corp.	4,800	96,000
Lam Research Corp. (a)	4,400	100,188
Linear Technology Corp.	6,700	153,966
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored)(ADR)	18,045	161,503

		1,454,912

Software - 3.4%
Activision Blizzard, Inc. (a)	44,900	469,654
Adobe Systems, Inc. (a)	7,608	162,735
Microsoft Corp.	19,000	349,030
Red Hat, Inc. (a)	10,600	189,104
Salesforce.com, Inc. (a)	4,000	130,920
Symantec Corp. (a)	13,000	194,220

		1,495,663

		6,682,004

Energy - 12.0%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	22,400	491,232
Schlumberger Ltd.	3,000	121,860

		613,092

Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	8,600	551,174
BG Group PLC	49,114	740,855
China Petroleum & Chemical Corp.-Class H	258,000	165,326
EOG Resources, Inc.	6,900	377,844
Exxon Mobil Corp.	13,000	885,300

Oil Search Ltd.	99,895	367,027
Petroleo Brasileiro SA (Sponsored)(ADR)	12,700	311,150
Santos Ltd.	18,077	212,765
Sasol Ltd.	5,100	147,838
StatoilHydro ASA	29,201	511,038
XTO Energy, Inc.	11,800	361,316

		4,631,633

		5,244,725

Financials - 11.8%
Capital Markets - 6.5%
The Blackstone Group LP	56,100	406,725
Credit Suisse Group AG	21,222	646,167
The Goldman Sachs Group, Inc.	7,200	763,344
Macquarie Group Ltd.	18,907	356,021
Man Group PLC	97,880	306,733
Morgan Stanley	16,100	366,597

		2,845,587

Commercial Banks - 1.9%
Banco Itau Holding Financeira SA	13,375	147,602
Industrial & Commercial Bank of China Ltd.-Class H	376,000	195,415
Standard Chartered PLC	37,822	469,646

		812,663

Diversified Financial Services - 1.5%
CME Group, Inc.-Class A	1,522	375,006
Deutsche Boerse AG	4,460	267,582

		642,588

Insurance - 1.3%
Prudential PLC	51,583	250,069
QBE Insurance Group Ltd.	24,513	328,842

		578,911

Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	30,000	47,019
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	7,640	213,198

		5,139,966

Consumer Discretionary - 11.5%
Automobiles - 1.5%
Bayerische Motoren Werke AG	6,582	189,859
Honda Motor Co. Ltd.	19,700	468,974

		658,833

Distributors - 0.5%
Li & Fung Ltd.	94,000	220,365

Diversified Consumer Services - 1.6%
Apollo Group, Inc.-Class A (a)	9,100	712,803

Hotels, Restaurants & Leisure - 1.3%
Carnival PLC	19,088	433,509

McDonald’s Corp.	2,300	125,511
Wyndham Worldwide Corp.	1,000	4,200

		563,220

Household Durables - 0.6%
Pulte Homes, Inc.	24,500	267,785

Internet & Catalog Retail - 1.0%
Amazon.Com, Inc. (a)	6,200	455,328

Media - 2.5%
The DIRECTV Group, Inc. (a)	9,200	209,668
Eutelsat Communications	2,811	59,737
Liberty Media Corp. - Entertainment Series A (a)	4,800	95,760
SES SA(FDR)	4,531	86,487
Time Warner Cable, Inc.-Class A	3,740	92,753
Time Warner, Inc.	14,900	287,570
WPP PLC	43,669	245,585

		1,077,560

Multiline Retail - 0.4%
Kohl’s Corp. (a)	3,700	156,584

Specialty Retail - 2.1%
Belle International Holdings Ltd.	472,000	240,944
Lowe’s Cos, Inc.	37,600	686,200

		927,144

		5,039,622

Industrials - 10.0%
Aerospace & Defense - 3.0%
BAE Systems PLC	81,543	391,088
Honeywell International, Inc.	8,200	228,452
Lockheed Martin Corp.	5,500	379,665
United Technologies Corp.	7,700	330,946

		1,330,151

Airlines - 0.1%
Continental Airlines, Inc.-Class B (a)	6,500	57,265

Construction & Engineering - 0.4%
Fluor Corp.	4,400	152,020

Electrical Equipment - 1.2%
Emerson Electric Co.	9,000	257,220
Schneider Electric SA	4,222	280,792

		538,012

Industrial Conglomerates - 1.3%
Siemens AG	7,134	407,278
Smiths Group PLC	14,827	142,183

		549,461

Machinery - 2.1%
Atlas Copco AB-Class A	30,435	228,530
Danaher Corp.	3,990	216,338
Komatsu Ltd.	20,300	224,655
PACCAR, Inc.	9,100	234,416

		903,939

Road & Rail - 0.7%
Union Pacific Corp.	6,900	283,659

Trading Companies & Distributors - 1.2%
Mitsui & Co. Ltd.	32,000	325,993
WW Grainger, Inc.	3,100	217,558

		543,551

		4,358,058

Consumer Staples - 8.7%
Beverages - 2.7%
Asahi Breweries Ltd.	29,900	358,628
PepsiCo, Inc.	11,300	581,724
Pernod-Ricard SA	4,100	228,491

		1,168,843

Food & Staples Retailing - 5.4%
CVS Caremark Corp.	6,400	175,936
Tesco PLC	152,806	730,067
Wal-Mart Stores, Inc.	27,600	1,437,960

		2,343,963

Personal Products - 0.0%
Hengan International Group Co. Ltd.	6,000	24,135

Tobacco - 0.6%
British American Tobacco PLC	1,824	42,136
Philip Morris International, Inc.	6,800	241,944

		284,080

		3,821,021

Materials - 4.4%
Chemicals - 1.1%
Monsanto Co.	6,000	498,600

Construction Materials - 0.3%
CRH PLC (London)	6,763	147,180

Metals & Mining - 3.0%
ArcelorMittal	8,442	171,942
BHP Billiton PLC	18,100	357,033
Cia Vale do Rio Doce-Class B(ADR)	12,100	160,930
POSCO	611	162,819
Rio Tinto PLC	5,899	198,076
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	19,000	241,048

		1,291,848

		1,937,628

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	14,100	355,320
Deutsche Telekom AG	10,011	123,996
Telefonica SA	16,566	330,349

		809,665

Wireless Telecommunication Services - 2.3%
America Movil SAB de CV Series L(ADR)	3,400	92,072
American Tower Corp.-Class A (a)	3,200	97,376
KDDI Corp.	17	80,056
Leap Wireless International, Inc. (a)	4,400	153,428
MetroPCS Communications, Inc. (a)	9,200	157,136
Vodafone Group PLC	248,121	432,586

		1,012,654

		1,822,319

Utilities - 3.2%
Electric Utilities - 1.3%
Acciona SA	1,163	119,630
The Kansai Electric Power Co., Inc.	9,600	208,632
The Southern Co.	7,300	223,526

		551,788

Multi-Utilities - 1.9%
GDF Suez	9,246	317,088
National Grid PLC	24,324	186,820
PG&E Corp.	8,800	336,336

		840,244

		1,392,032

Total Common Stocks (cost $52,108,534)		42,196,630

RIGHTS - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
CRH PLC (London) (a) (cost $22,187)	1,932	42,019

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $915,825)	915,825	915,825

Total Investments - 98.8% (cost $53,046,546) ( c )		43,154,474
Other assets less liabilities - 1.2%		541,735

Net Assets - 100.0%		$43,696,209

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollarsettling 6/15/09	1,277	$815,709	$883,615	$67,906
Euro settling 6/15/09	1,299	1,758,132	1,726,010	(32,121)
Euro settling 6/15/09	533	722,348	708,209	(14,139)
Euro settling 6/15/09	1,984	2,488,730	2,636,185	147,456
Japanese Yen settling 6/15/09	45,467	498,651	459,875	(38,776)
Japanese Yen settling 6/15/09	554,825	5,645,005	5,611,771	(33,234)
New Zealand Dollar settling 6/15/09	3,974	1,988,192	2,256,049	267,857
Norwegian Krone settling 6/15/09	11,357	1,597,912	1,685,584	87,672
Swiss Franc settling 6/15/09	142	122,678	124,954	2,276
Swiss Franc settling 6/15/09	415	359,556	365,183	5,626
Sale Contracts:
British Pound settling 6/15/09	2,574	3,630,756	3,694,224	(63,469)
British Pound settling 6/15/09	559	810,047	802,281	7,766
Euro settling 6/15/09	785	992,507	1,043,047	(50,540)
Swiss Franc settling 6/15/09	1,575	1,344,453	1,385,935	(41,482)
Swiss Franc settling 6/15/09	363	321,780	319,425	2,355

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

(c)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,138,031 and gross unrealized depreciation of investments was $(11,030,103), resulting in net unrealized depreciation of $(9,892,072).

Glossary:

ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
LP	- Limited Partnership

Country Breakdown *

AllianceBernstein Global Growth Fund

March 31, 2009 (unaudited)

Summary

56.4%	United States
10.9%	United Kingdom
4.7%	Japan
4.4%	Switzerland
3.5%	Australia
2.9%	Germany
2.6%	France
2.0%	Brazil
1.7%	China
1.5%	Norway
1.2%	Israel
1.0%	Spain
0.8%	Taiwan
4.3%	Other

2.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Bermuda, Hong Kong, India, Ireland, Jersey (channel Islands), Luxembourg, Mexico, Netherlands, South Africa, South Korea and Sweden.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Global Growth

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$27,902,923		$	– 0	–
Level 2	15,251,551	+		315,153
Level 3	– 0	–		– 0	–

Total	$43,154,474			$315,153

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets give rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 22, 2009